Long-Term Debt - Revolving Credit Facility (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 16, 2012	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 10, 2017	Mar. 06, 2015
Debt Instrument [Line Items]
Issued and unused letters of credit		$ 13,900,000	$ 13,800,000	$ 9,500,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount	$ 200,000,000				$ 324,300,000	$ 289,400,000
Debt instrument, term	5 years
Step down margin percentage		0.25%	0.25%
Commitment fee, step down percentage			0.125%
Outstanding borrowings			$ 0	$ 3,000,000
Issued and unused letters of credit		$ 249,700,000	$ 289,800,000
Revolving Credit Facility | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage		0.50%	0.50%
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage		1.00%	1.00%
Revolving Credit Facility | Series A- Revolving Commitments
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		$ 267,000,000	$ 267,000,000
Revolving Credit Facility | Series A- Revolving Commitments | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage		3.00%	3.00%
Revolving Credit Facility | Series A- Revolving Commitments | Base Rate-based Borrowings
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage		2.00%	2.00%
Revolving Credit Facility | Series B- Revolving Commitments
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		$ 21,200,000	$ 21,200,000
Revolving Credit Facility | Series B- Revolving Commitments | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage		4.00%	4.00%
Revolving Credit Facility | Series B- Revolving Commitments | Base Rate-based Borrowings
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage		3.00%	3.00%
Revolving Credit Facility | Series D- Revolving Commitments
Debt Instrument [Line Items]
Credit facility, aggregate principal amount			$ 15,400,000
Revolving Credit Facility | Series C- Revolving Commitments
Debt Instrument [Line Items]
Credit facility, aggregate principal amount			$ 20,800,000